Investments in Equity Investees - Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments in Equity Investees
Investments in equity investees	$ 144,237	$ 158,506
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Investments in Equity Investees
Investments in equity investees	55,308	63,536
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in Equity Investees
Investments in equity investees	69,417	77,939
Nutrition Science Partners Limited ("NSPL")
Investments in Equity Investees
Investments in equity investees	19,201	16,806
Other
Investments in Equity Investees
Investments in equity investees	$ 311	$ 225